Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Apr. 04, 2023 CAD ($)	Oct. 31, 2023 CAD ($) $ / shares	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount redeemed		150.00%	150.00%
Debentures convertible into common shares subject to minimum price per share | $ / shares		$ 2.5
Repurchasement and cancellation of subordinated liabilities		$ 1,500		$ 2
Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.56%	0.56%
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		July 31, 2084	July 31, 2084
July 31, 2084 [member] | Six Month US LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.25%	0.25%
Borrowings, interest rate basis		six-month US$ LIBOR plus 0.25%.	six-month US$ LIBOR plus 0.25%.	six-month US$ LIBOR plus 0.25%.	six-month US$ LIBOR plus 0.25%.
April 4, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.45%	3.45%
Borrowings maturity		April 4, 2028	April 4, 2028
April 4, 2028 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.00%	1.00%
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Repurchasement and cancellation of subordinated liabilities			$ 0		$ 1
Borrowings maturity		August 31, 2085	August 31, 2085
August 31, 2085 [member] | Six Month US LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.125%	0.125%
Borrowings, interest rate basis		six-month US$ LIBOR plus 0.125%.	six-month US$ LIBOR plus 0.125%.	six-month US$ LIBOR plus 0.125%.	six-month US$ LIBOR plus 0.125%.
June 19, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.95%	2.95%
Borrowings maturity		June 19, 2029	June 19, 2029
June 19, 2029 [member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.18%	1.18%
July 21, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.01%	2.01%
Borrowings maturity		July 21, 2030	July 21, 2030
July 21, 2030 [Member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.28%	1.28%
April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.20%	4.20%
Borrowings maturity		April 7, 2032	April 7, 2032
April 7, 2032 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.69%	1.69%
April 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.35%	5.35%
Borrowings maturity		April 20, 2033	April 20, 2033
April 20, 2033 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage		2.23%	2.23%
January 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.33%	5.33%
Borrowings maturity		January 20, 2033	January 20, 2033
January 20, 2033 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage		2.37%	2.37%
April 4, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.45%
Borrowings maturity	April 4, 2028
Borrowings Redemption Price Percentage Of Principal Amount Redeemed	$ 1,500
Repayments of borrowings	100.00%